[ON CHAPMAN AND CUTLER LLP LETTERHEAD]

October 31, 2011

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Nuveen Investment Funds, Inc. (the “Registrant”)
File No. 033-16905

Ladies and Gentlemen:

On behalf of the Registrant, in accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933 (the “Securities Act”), this letter serves to certify that the most recent amendment to the Registration Statement on Form N-1A (the “Registration Statement”) of the Registrant and its series, Nuveen Core Bond Fund, Nuveen High Income Bond Fund, Nuveen Inflation Protected Securities Fund, Nuveen Intermediate Government Bond Fund, Nuveen Intermediate Term Bond Fund, Nuveen Short Term Bond Fund and Nuveen Total Return Bond Fund, does not differ from that which would have been filed pursuant to Rule 497(c) of the Securities Act. Post-Effective Amendment No. 124, which was the most recent amendment to the Registration Statement, was filed electronically with the Securities and Exchange Commission on October 28, 2011.

If you have any questions or comments, please telephone the undersigned at (312) 845-3484.

Very truly yours,

CHAPMAN AND CUTLER LLP

By:	/S/ MORRISON C. WARREN
Morrison C. Warren